DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2017
DERIVATIVE FINANCIAL INSTRUMENTS [Abstract]
DERIVATIVE FINANCIAL INSTRUMENTS
NOTE 16 – DERIVATIVE FINANCIAL INSTRUMENTS

We are required to record derivatives on our Consolidated Statements of Financial Condition as assets and liabilities measured at their fair value. The accounting for increases and decreases in the value of derivatives depends upon the use of derivatives and whether the derivatives qualify for hedge accounting.

Our derivative financial instruments according to the type of hedge in which they are designated at December 31 follow:
	2017
	Notional Amount	Average Maturity (years)	Fair Value
	(Dollars in thousands)
Cash flow hedge designation
Pay-fixed interest rate swap agreements	$15,000	3.7	$245
Interest rate cap agreements	45,000	3.5	976
Total	$60,000	3.6	$1,221

No hedge designation
Rate-lock mortgage loan commitments	$25,032	0.1	$530
Mandatory commitments to sell mortgage loans	56,127	0.1	37
Pay-fixed interest rate swap agreements	75,990	6.2	292
Pay-variable interest rate swap agreements	75,990	6.2	(292)
Purchased options	3,119	3.5	322
Written options	3,119	3.5	(322)
Total	$239,377	4.1	$567
	2016
	Notional Amount	Average Maturity (years)	Fair Value
	(Dollars in thousands)
No hedge designation
Rate-lock mortgage loan commitments	$26,658	0.1	$646
Mandatory commitments to sell mortgage loans	61,954	0.1	630
Pay-fixed interest rate swap agreements	46,121	8.6	249
Pay-variable interest rate swap agreements	46,121	8.6	(249)
Purchased options	3,119	4.5	238
Written options	3,119	4.5	(238)
Total	$187,092	4.4	$1,276

We have established management objectives and strategies that include interest-rate risk parameters for maximum fluctuations in net interest income and market value of portfolio equity. We monitor our interest rate risk position via simulation modeling reports. The goal of our asset/liability management efforts is to maintain profitable financial leverage within established risk parameters.

To meet our asset/liability management objectives, we may periodically enter into derivative financial instruments to mitigate exposure to fluctuations in cash flows resulting from changes in interest rates (“Cash Flow Hedges”). Cash Flow Hedges included certain pay-fixed interest rate swaps and interest rate cap agreements. Pay-fixed interest rate swaps convert the variable-rate cash flows on debt obligations to fixed-rates. Under interest-rate cap agreements, we will receive cash if interest rates rise above a predetermined level. As a result, we effectively have variable-rate debt with an established maximum rate. We pay an upfront premium on interest rate caps which is recognized in earnings in the same period in which the hedged item affects earnings. Unrecognized premiums from interest rate caps aggregated to $0.9 million at December 31, 2017.

It is anticipated that $0.10 million, net of tax, of unrealized gains on Cash Flow Hedges at December 31, 2017, will be reclassified into earnings over the next twelve months. The maximum term of any Cash Flow Hedge at December 31, 2017 is 3.9 years.

Certain derivative financial instruments have not been designated as hedges. The fair value of these derivative financial instruments has been recorded on our Consolidated Statements of Financial Condition and is adjusted on an ongoing basis to reflect their then current fair value. The changes in fair value of derivative financial instruments not designated as hedges are recognized in earnings.

In the ordinary course of business, we enter into rate-lock mortgage loan commitments with customers (“Rate-Lock Commitments”). These commitments expose us to interest rate risk. We also enter into mandatory commitments to sell mortgage loans (“Mandatory Commitments”) to reduce the impact of price fluctuations of mortgage loans held for sale and Rate-Lock Commitments. Mandatory Commitments help protect our loan sale profit margin from fluctuations in interest rates. The changes in the fair value of Rate Lock Commitments and Mandatory Commitments are recognized currently as part of net gains on mortgage loans in the Consolidated Statements of Operations. We obtain market prices on Mandatory Commitments and Rate-Lock Commitments. Net gains on mortgage loans, as well as net income, may be more volatile as a result of these derivative instruments, which are not designated as hedges.

We currently offer to our deposit customers an equity linked time deposit product (“Altitude CD”). The Altitude CD is a time deposit that provides the customer a guaranteed return of principal at maturity plus a potential equity return (a written option), while we receive a like stream of funds based on the equity return (a purchased option). The written and purchased options will generally move in opposite directions resulting in little or no net impact on our Consolidated Statements of Operations. All of the written and purchased options in the table above relate to this Altitude CD product.

We have a program that allows commercial loan customers to lock in a fixed rate for a longer period of time than we would normally offer for interest rate risk reasons. We will enter into a variable rate commercial loan and an interest rate swap agreement with a customer and then enter into an offsetting interest rate swap agreement with an unrelated party. The interest rate swap agreement fair values will generally move in opposite directions resulting in little or no net impact on our Consolidated Statements of Operations. All of the interest rate swap agreements with no hedge designation in the table above relate to this program.

The following tables illustrate the impact that the derivative financial instruments discussed above have on individual line items in the Consolidated Statements of Financial Condition for the periods presented:

Fair Values of Derivative Instruments
	Asset Derivatives				Liability Derivatives
	December 31,				December 31,
	2017		2016		2017		2016
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
	(In thousands)
Derivatives designated as hedging instruments
Pay-fixed interest rate swap agreements	Other assets	$245	Other assets	$—	Other liabilities	$—	Other liabilities	$—
Interest rate cap agreements	Other assets	976	Other assets	—	Other liabilities	—	Other liabilities	—
		1,221		—		—		—
Derivatives not designated as hedging instruments
Rate-lock mortgage loan commitments	Other assets	530	Other assets	646	Other liabilities	—	Other liabilities	—
Mandatory commitments to sell mortgage loans	Other assets	37	Other assets	630	Other liabilities	—	Other liabilities	—
Pay-fixed interest rate swap agreements	Other assets	631	Other assets	493	Other liabilities	339	Other liabilities	244
Pay-variable interest rate swap agreements	Other assets	339	Other assets	244	Other liabilities	631	Other liabilities	493
Purchased options	Other assets	322	Other assets	238	Other liabilities	—	Other liabilities	—
Written options	Other assets	—	Other assets	—	Other liabilities	322	Other liabilities	238
		1,859		2,251		1,292		975
Total derivatives		$3,080		$2,251		$1,292		$975

The effect of derivative financial instruments on the Consolidated Statements of Operations follows:

	Year Ended December 31,
	Gain Recognized in Other Comprehensive Income (Loss) (Effective Portion)			Location of Loss Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)	Loss Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)			Location of Gain (Loss) Recognized in Income (1)	Gain (Loss) Recognized in Income (1)
	2017	2016	2015		2017	2016	2015		2017	2016	2015
	(In thousands)
Cash Flow Hedges
Interest rate cap agreements	$108	$—	$—		$—	$—	$—		$—	$—	$—
Pay-fixed interest rate swap agreements	216	—	—	Interest expense	(18)	—	—	Interest expense	(12)	—	—
Total	$324	$—	$—		$(18)	$—	$—		$(12)	$—	$—
No hedge designation
Rate-lock mortgage loan commitments								Net gains on mortgage loans	$(116)	$96	$113
Mandatory commitments to sell mortgage loans								Net gains on mortgage loans	(593)	561	253
Pay-fixed interest rate swap agreements								Interest income	43	746	(315)
Pay-variable interest rate swap agreements								Interest income	(43)	(746)	315
Purchased options								Interest expense	84	116	122
Written options								Interest expense	(84)	(116)	(122)
Total									$(709)	$657	$366

(1)	For cash flow hedges, this location and amount refers to the ineffective portion.